Intangible Assets and Goodwill Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 39,773	$ 49,435
Accumulated Amortization	(7,834)	(3,134)
Finite-Lived Intangible Assets, Net	31,939	46,301
Indefinite-Lived Intangible Assets	22,080	26,970
Intangible Assets, Net	54,019	73,271
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	23,684	28,391
Accumulated Amortization	(7,078)	(2,855)
Channel partner relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	12,039	16,945
Accumulated Amortization	(68)	0
Capitalized development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,856	3,302
Accumulated Amortization	(589)	(272)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,194	797
Accumulated Amortization	$ (99)	$ (7)